Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Concentrations
Concentrations

15.           Concentrations

The Company continues to rely on vendors to provide technology and licensing components that are critical to its solutions.  In addition, the Company engaged a development firm located in Toronto, Canada beginning in March 2014 to augment its software development efforts.  During the three and six months ended June 30, 2015, the Company expensed a total of approximately $287,000 and $582,000, representing 15% for both periods of its total supplier expenditures.  In addition, fees incurred related to a financial advisor in relation to the PIPE offerings completed in June 2015 represented 12% of supplier expenditures during the three months ended June 30, 2015.  The two financial advisory firms who assisted the Company in completing the PIPE offerings during the first half of 2015 each represented 25% and 12% of our overall accounts payable balance as June 30, 2015.  Additionally, the development firm represented 10% and the Company’s outside legal firm represented 16% of the Company’s accounts payable balance as of June 30, 2015.

No one customer represented for more than 10% of the Company’s revenue for the three or six months ended June 30, 2015 or 2014.  The Company had two customers who accounted for 25% and 12% of its outstanding accounts receivable balance at June 30, 2015.    No customer accounted for more than 10% of its outstanding accounts receivable balance at December 31, 2014.

15.           Concentrations

The Company continues to rely on vendors to provide technology and licensing components that are critical to its solutions.  In addition, the Company engaged a development firm located in Toronto, Canada beginning in March 2014 to augment its software development efforts.  During the year ended December 31, 2014, the Company expensed a total of $679,481, representing 10.1% of its total supplier expenditures.  As of December 31, 2014, the Company had total payables of $98,384 owed to the development firm, representing 13.2% of its accounts payable balance.

No customer accounted for more than 10% of the Company’s revenue for the years ended December 31, 2014 or 2013.  Also, no customer accounted for more than 10% of its outstanding accounts receivable balance at December 31, 2014 or 2013.